Assets Held for Sale	12 Months Ended
Jun. 30, 2026
Assets Held for Sale [Abstract]
Assets Held for Sale
31.	Assets Held for Sale

Non-current assets (inclusive of directly associated liabilities) are reclassified to current assets held for sale if their carrying amount is highly probable to be recovered through sale rather than through continuing use, and are available for immediate sale in their present condition.

Ewoyaa
In May 2026, the Group announced that it had entered into an agreement to sell its interest in Ewoyaa in Ghana to Zhejiang Huayou Cobalt Co, Ltd for cash consideration of $71 million (before fees and taxes). The transaction is expected to complete in Q2 FY27, subject to the satisfaction of Ghanaian regulatory approvals.

Consequently, the Group’s interest in Ewoyaa has been reclassified as held for sale at 30 June 2026 and is presented separately in the Consolidated Statement of Financial Position. The major classes of assets and liabilities classified as held for sale are as follows:

	2026 $'000	2025 $’000
Assets
Advances to affiliates	18,334	–
Total assets held for sale	18,334	–
Net assets held for sale	18,334	–

The cash flows associated with the Group’s interest in Ewoyaa are as follows:

	2026 $’000	2025 $’000	2024 $’000
Net cash flows from /(used in) investment activities	(1,397)	–	–